Condensed consolidated Statement of Changes in Equity (Unaudited) (Parenthetical)	1 Months Ended
Jan. 31, 2026 € / shares
Statement of changes in equity [abstract]
Conversion of warrants	€ 3.50
Exercise of warrants	€ 3.50